STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	4 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (721)	$ (513,045)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investment held in Trust Account	0	(377,637)
Formation and organization costs paid by related party	547	0
Changes in operating assets and liabilities:
Prepaid expenses	0	229,686
Accrued expense	0	1,980
Franchise tax payable	0	72,000
Net cash used in operating activities	(174)	(587,016)
Cash Flows from Investing Activities:
Proceeds from investment held in trust	0	238,072
Investment of cash in Trust Account	0	(433,334)
Net cash used in Investing Activities	0	(195,262)
Cash Flows from Financing Activities:
Payment of offering costs	(60,145)	0
Proceeds from issuance of common stock to sponsor	25,000	0
Proceeds from issuance of promissory note	0	433,334
Proceeds from note payable-related party	45,000	0
Net cash provided in financing activities	9,855	433,334
Net Change in Cash	9,681	(348,944)
Cash at beginning of period	0	526,625
Cash at end of period	9,681	177,681
Supplemental Disclosure of Non-cash Financing Activities
Deferred offering costs included in accrued offering costs	5,000	0
Deferred offering costs included in advances from related party	30,000	0
Extension Funds attributable to common stock subject to redemption under ASC 480-10-S99 against APIC	0	433,334
Subsequent measurement of common stock subject to redemption	$ 0	$ 90,049